Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
9. Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
Machinery and equipment	4,647,957	4,826,529
Buildings (ii)	4,125,849	4,207,967
Molds and toolings	2,179,681	3,012,412
Construction in process (i)	663,640	1,688,556
Leasehold improvements	695,972	649,574
Vehicles	898,607	615,905
Charging infrastructure	385,832	474,995
Computer and electronic equipment	388,071	425,386
Others	226,905	259,034

Sub-total	14,212,514	16,160,358

Less: Accumulated depreciation (iii)	(3,151,019)	(4,467,049)
Less: Impairment (iv)	(107,010)	(171,446)

Property, plant and equipment, net	10,954,485	11,521,863

The Group recorded depreciation expenses of RMB915,481, RMB1,645,760 and RMB1,571,754 for the years ended December 31, 2022, 2023 and 2024, respectively.

(i)
Construction in progress primarily consists of the construction of Guangzhou Xiaopeng technology park, Guangzhou manufacturing plants, molds, toolings, machinery and equipment relating to the manufacturing of the Group’s vehicles. For the years ended December 31, 2022, 2023 and 2024, the Group capitalized
 RMB84,998, RMB107,415 and RMB31,878 of gross interest expenses, respectively. Government grants related to capitalized interest expense were accounted for as a reduction of such amounts capitalized in connection with the construction of the manufacturing plants. The benefits of these grants will be reflected through reduced depreciation charges over the useful lives of these assets. Government grants relating to expensed interest are recognized as a liability if received in advance (of the incurrence of the interest expense). Such amounts, when recognized, will reduce the respective interest expense to which the subsidies relate.

(ii)
The Group entered into a lease contract with Guangzhou GET New Energy Technology Co., Ltd. (“Guangzhou GET New Energy”) to lease the plant and underlying land use right of Guangzhou manufacturing plant and further had an obligation to purchase the plant and underlying land use right at the construction cost at the end of lease term. On July 1, 2022, the lease commencement date, the lease asset for the plant was recorded with the amount of RMB1,001,820, being the present value of the lease payment and the exercise price of the purchase obligation (Note 18).

(iii)
For the year ended of December 31, 2023 and 2024, the Company completed an assessment of the estimated units of production of certain molds and toolings and the useful lives of certain production facilities, all of which can only be used for certain vehicle production. The Company’s assessment in 2024, which considered the cessation or upgraded of certain vehicle production, indicated that certain production facilities directly used for certain vehicle production will not be used for the period of time originally estimated. As a result, the Company changed its estimates of useful lives for the certain production facilities as well as its estimates of the production volume of certain molds and toolings. These changes in estimates are accounted for on a prospective basis with an acceleration of recorded depreciation expense for impacted production facilities and molds and toolings. The Company recorded an accelerated depreciation expense of RMB295,930 and RMB212,907 related to these changes in estimates for the years ended December 31, 2023 and 2024.

(iv)	The accumulated impairment loss was RMB107,010 and RMB171,446 as of December 31, 2023 and 2024, respectively, primarily due to the upgrade of vehicles.